EMPLOYEE BENEFIT PLANS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 18,341	$ 11,011	$ 0
Prior service (benefit)	0	0	0
Total	18,341	11,011	0
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	15,180	50,575	64,591
Prior service (benefit)	(6,285)	(8,241)	(8,952)
Total	8,895	42,334	55,639
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1,531)	166	0
Prior service (benefit)	0	0	0
Total	$ (1,531)	$ 166	$ 0